Significant Accounting Policies (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Initial term		12 months
Value of assets	$ 2,300,000	$ 3,100,000
Carrying value			$ 528,000
Cash equivalents invested in mutual funds	2,300,000	2,100,000
Cash and cash equivalent	793,000	2,100,000
Derivative liability	666,000		$ 528,000
Previously Reported [Member]
Significant Accounting Policies [Line Items]
Value of assets		$ 793,000
Customer [Member]
Significant Accounting Policies [Line Items]
Provision for credit losses	$ 3,500